Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
March 31, 2026
VIPDCA-NPRT1-0526
1.799855.122
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Glencore PLC	208,000	1,575,366
BRAZIL - 1.6%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	1,540	2,662,691
Financials - 0.6%
Banks - 0.6%
NU Holdings Ltd/Cayman Islands Class A (b)	133,700	1,921,269
TOTAL BRAZIL		4,583,960
CANADA - 3.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Imperial Oil Ltd	12,400	1,624,185
Financials - 0.7%
Capital Markets - 0.7%
Brookfield Corp Class A (United States)	45,943	1,859,313
Materials - 1.5%
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	8,300	1,684,734
Franco-Nevada Corp	9,200	2,278,011
Kinross Gold Corp (United States)	8,200	250,264
TOTAL MATERIALS		4,213,009
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp Class A (United States) (a)	27,200	1,083,376
TOTAL CANADA		8,779,883
GERMANY - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Siemens Energy AG	12,200	2,103,885
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	75,514	1
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	3,710	2,143,081
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	12,520	1,490,901
TOTAL KOREA (SOUTH)		3,633,982
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	3,400	728,259
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Frontline PLC	19,100	665,826
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	18,000	1,042,521
Taiwan Semiconductor Manufacturing Co Ltd ADR	11,213	3,789,434

TOTAL TAIWAN		4,831,955
UNITED KINGDOM - 1.6%
Consumer Staples - 1.5%
Tobacco - 1.5%
British American Tobacco PLC	50,406	2,926,513
British American Tobacco PLC ADR	20,100	1,175,247
TOTAL CONSUMER STAPLES		4,101,760
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	8,700	269,515
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	5,700	171,855
TOTAL UNITED KINGDOM		4,543,130
UNITED STATES - 86.1%
Communication Services - 10.7%
Entertainment - 0.5%
Netflix Inc (b)	14,700	1,413,405
Interactive Media & Services - 9.1%
Alphabet Inc Class A	35,523	10,214,994
Alphabet Inc Class C	22,760	6,528,934
Epic Games Inc (b)(c)(d)	156	69,769
Match Group Inc	11,800	362,378
Meta Platforms Inc Class A	14,400	8,238,672
		25,414,747
Media - 0.5%
EchoStar Corp Class A (a)(b)	10,900	1,276,063
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	8,200	1,722,246
TOTAL COMMUNICATION SERVICES		29,826,461
Consumer Discretionary - 9.6%
Broadline Retail - 5.7%
Amazon.com Inc (b)	75,660	15,757,708
Diversified Consumer Services - 0.4%
Service Corp International/US	15,000	1,237,650
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza Inc	1,300	466,427
Marriott International Inc/MD Class A1	2,700	883,089
Planet Fitness Inc Class A (b)	10,400	773,552
Vail Resorts Inc (a)	15,700	2,014,624
Viking Holdings Ltd (b)	14,400	1,058,112
		5,195,804
Household Durables - 0.9%
DR Horton Inc	12,200	1,674,084
Somnigroup International Inc	9,300	687,456
Whirlpool Corp (a)	3,600	194,112
		2,555,652
Specialty Retail - 0.6%
Home Depot Inc/The	4,400	1,447,116
RH (b)	1,600	223,712
Warby Parker Inc Class A (b)	4,514	95,110
		1,765,938
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	3,400	282,268
TOTAL CONSUMER DISCRETIONARY		26,795,020
Consumer Staples - 3.2%
Beverages - 1.2%
Constellation Brands Inc Class A	6,900	1,035,000
Keurig Dr Pepper Inc	88,200	2,322,306
		3,357,306
Consumer Staples Distribution & Retail - 0.4%
Sprouts Farmers Market Inc (b)	12,700	979,551
Food Products - 0.4%
JM Smucker Co	11,100	1,070,484
Personal Care Products - 0.2%
Kenvue Inc	37,100	639,604
Tobacco - 1.0%
Philip Morris International Inc	17,667	2,921,062
TOTAL CONSUMER STAPLES		8,968,007
Energy - 7.8%
Energy Equipment & Services - 1.7%
Archrock Inc	46,200	1,607,760
Kodiak Gas Services Inc	34,700	2,023,704
WaterBridge Infrastructure LLC Class A	37,500	1,004,625
		4,636,089
Oil, Gas & Consumable Fuels - 6.1%
Black Stone Minerals LP	45,683	690,727
Cheniere Energy Inc	2,200	624,271
ConocoPhillips	11,400	1,504,800
Energy Transfer LP	103,300	1,993,690
Enterprise Products Partners LP	38,800	1,468,192
Exxon Mobil Corp	22,045	3,740,155
MPLX LP	46,223	2,637,947
Shell PLC ADR	27,600	2,566,800
Viper Energy Inc Class A	41,100	1,931,289
		17,157,871
TOTAL ENERGY		21,793,960
Financials - 9.6%
Banks - 0.2%
Wells Fargo & Co	6,045	481,242
Capital Markets - 4.4%
Blackstone Secured Lending Fund	21,932	519,569
Blue Owl Capital Corp	121,644	1,345,383
Blue Owl Capital Inc Class A (a)	372,500	3,400,925
Cboe Global Markets Inc	7,200	2,023,704
Galaxy Digital Inc Class A	58,700	1,083,015
Intercontinental Exchange Inc	11,300	1,777,264
Jefferies Financial Group Inc	8,700	359,049
LPL Financial Holdings Inc	600	180,498
Robinhood Markets Inc Class A (b)	21,400	1,483,020
		12,172,427
Financial Services - 3.3%
Apollo Global Management Inc	30,900	3,442,878
Mastercard Inc Class A	1,800	899,388
Rocket Cos Inc Class A (b)	72,200	1,028,850
UWM Holdings Corp Class A	310,300	1,123,286
Visa Inc Class A	9,420	2,847,101
		9,341,503
Insurance - 1.7%
Arthur J Gallagher & Co	3,457	748,717
Chubb Ltd	5,200	1,694,836
Travelers Companies Inc/The	4,300	1,254,224
W R Berkley Corp	15,900	1,053,852
		4,751,629
TOTAL FINANCIALS		26,746,801
Health Care - 4.8%
Biotechnology - 0.1%
Adamas Pharmaceuticals Inc rights (b)(c)	47,000	470
Adamas Pharmaceuticals Inc rights (b)(c)	47,000	0
Beam Therapeutics Inc (b)	14,800	352,684
Krystal Biotech Inc (b)	800	206,656
		559,810
Health Care Equipment & Supplies - 0.6%
Baxter International Inc	52,400	880,320
Boston Scientific Corp (b)	12,600	790,650
		1,670,970
Health Care Providers & Services - 1.2%
Cigna Group/The	4,400	1,173,700
Humana Inc	3,600	624,204
UnitedHealth Group Inc	5,400	1,461,186
		3,259,090
Life Sciences Tools & Services - 1.6%
Bruker Corp	25,600	924,672
Danaher Corp	2,200	417,120
Thermo Fisher Scientific Inc	6,100	2,998,333
		4,340,125
Pharmaceuticals - 1.3%
Eli Lilly & Co	2,100	1,931,517
Royalty Pharma PLC Class A	37,000	1,774,890
		3,706,407
TOTAL HEALTH CARE		13,536,402
Industrials - 12.3%
Aerospace & Defense - 3.0%
Anduril Industries Inc Class B (c)(d)	200	12,748
Boeing Co (b)	26,500	5,274,295
Carpenter Technology Corp	1,400	551,810
GE Aerospace	3,000	851,310
Huntington Ingalls Industries Inc	2,700	1,025,730
Space Exploration Technologies Corp (b)(c)(d)	1,332	701,418
		8,417,311
Air Freight & Logistics - 0.7%
United Parcel Service Inc Class B	19,542	1,922,542
Building Products - 0.6%
A O Smith Corp	27,169	1,791,524
Commercial Services & Supplies - 0.1%
Clean Harbors Inc (b)	500	143,364
Construction & Engineering - 0.4%
EMCOR Group Inc	1,700	1,255,127
Electrical Equipment - 1.5%
GE Vernova Inc	4,575	3,993,518
Nextpower Inc Class A (b)	2,300	277,265
		4,270,783
Machinery - 5.1%
Allison Transmission Holdings Inc	45,700	5,349,642
Cummins Inc	1,500	807,030
Otis Worldwide Corp	39,400	3,036,952
PACCAR Inc	8,900	1,027,950
Westinghouse Air Brake Technologies Corp	15,000	3,748,650
		13,970,224
Professional Services - 0.9%
KBR Inc	12,885	474,941
Paycom Software Inc	8,366	1,016,804
SS&C Technologies Holdings Inc	13,556	915,979
		2,407,724
TOTAL INDUSTRIALS		34,178,599
Information Technology - 23.5%
Communications Equipment - 0.6%
Arista Networks Inc (b)	14,100	1,731,198
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (b)	1,900	452,599
IT Services - 0.2%
Akamai Technologies Inc (b)	5,000	574,250
Semiconductors & Semiconductor Equipment - 10.6%
Broadcom Inc	14,537	4,499,347
First Solar Inc (a)(b)	500	98,630
Micron Technology Inc	4,600	1,554,064
NVIDIA Corp	131,670	22,963,248
Rambus Inc (b)	4,500	387,135
		29,502,424
Software - 3.9%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	61,925	14,243
Microsoft Corp	27,642	10,232,239
Nutanix Inc Class A (b)	4,100	155,841
Riot Platforms Inc (b)	40,300	498,108
		10,900,431
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	37,760	9,583,110
GPGI Inc Class A (a)	109,018	1,864,208
Seagate Technology Holdings PLC	12,050	4,720,708
Western Digital Corp	22,400	6,058,976
		22,227,002
TOTAL INFORMATION TECHNOLOGY		65,387,904
Materials - 2.1%
Chemicals - 0.8%
CF Industries Holdings Inc	1,900	246,696
LyondellBasell Industries NV Class A1	14,300	1,152,008
Mosaic Co/The	37,300	951,150
		2,349,854
Metals & Mining - 1.3%
Coeur Mining Inc (b)	33,100	621,287
Newmont Corp	14,400	1,558,800
Royal Gold Inc	5,600	1,425,144
		3,605,231
TOTAL MATERIALS		5,955,085
Real Estate - 1.7%
Health Care REITs - 0.6%
Ventas Inc	19,900	1,627,422
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties Inc	5,700	525,939
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	52,500	383,775
Retail REITs - 0.3%
Simon Property Group Inc	3,800	708,814
Specialized REITs - 0.5%
Millrose Properties Inc Class A	49,500	1,386,000
TOTAL REAL ESTATE		4,631,950
Utilities - 0.8%
Electric Utilities - 0.8%
Exelon Corp	13,800	676,476
NextEra Energy Inc	17,300	1,606,824
TOTAL UTILITIES		2,283,300
TOTAL UNITED STATES		240,103,489
TOTAL COMMON STOCKS (Cost $207,375,517)		271,549,736

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	1,600	19,744
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	5,300	9,752
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	5,252	334,762
Anduril Industries Inc Series G (c)(d)	300	19,122
TOTAL INDUSTRIALS		353,884
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series F (c)(d)	1,100	285,054
Anthropic PBC Series G (c)(d)	1,400	362,796
Asapp Inc Series C (b)(c)(d)	17,672	19,969
Asapp Inc Series D (b)(c)(d)	107,931	78,790
Canva Inc Series A2 (b)(c)(d)	15	20,202
Canvas Inc Series A (b)(c)(d)	85	114,477
OpenAI Group Pbc Series A-2 (c)(d)	846	581,786
TOTAL INFORMATION TECHNOLOGY		1,463,074
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	3,438	60,749
Illuminated Holdings Inc Series C3 (b)(c)(d)	4,298	75,946
Illuminated Holdings Inc Series C4 (b)(c)(d)	1,252	22,123
Illuminated Holdings Inc Series C5 (b)(c)(d)	2,617	46,242
Illuminated Holdings Inc Series E2 (c)(d)	6,876	121,499
TOTAL MATERIALS		326,559
TOTAL UNITED STATES		2,173,013
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,974,573)		2,173,013

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	6,976,435	6,977,830
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	7,382,155	7,382,893
TOTAL MONEY MARKET FUNDS (Cost $14,360,723)			14,360,723

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $223,710,813)	288,083,472
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(8,930,799)
NET ASSETS - 100.0%	279,152,673

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,971,191 or 1.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	20,417

Anduril Industries Inc Class B	6/16/2025	8,176

Anduril Industries Inc Series F	8/7/2024	114,161

Anduril Industries Inc Series G	4/17/2025	12,264

Anthropic PBC Series F	8/18/2025	155,064

Anthropic PBC Series G	1/27/2026	362,791

Asapp Inc Series C	4/30/2021	116,584

Asapp Inc Series D	8/29/2023	416,776

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Inc Series A2	9/22/2023	16,000

Canvas Inc Series A	9/22/2023	90,666

ElevateBio LLC Series C	3/9/2021	22,234

Epic Games Inc	3/29/2021	138,060

Illuminated Holdings Inc Series C2	7/7/2020	85,950

Illuminated Holdings Inc Series C3	7/7/2020	128,940

Illuminated Holdings Inc Series C4	1/8/2021	45,072

Illuminated Holdings Inc Series C5	6/16/2021	113,054

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	115,600

OpenAI Group Pbc Series A-2	9/30/2024	159,000

Space Exploration Technologies Corp	11/22/2024	201,345

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	546,232	18,325,230	11,893,632	15,996	(29)	29	6,977,830	6,976,435	0.0%
Fidelity Securities Lending Cash Central Fund	4,523,524	24,364,168	21,504,799	6,323	-	-	7,382,893	7,382,155	0.0%
Total	5,069,756	42,689,398	33,398,431	22,319	(29)	29	14,360,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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